Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations [Abstract]
Concentrations
14.	Concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Company's cost of goods sold for the three-month period ended March 31, 2014 and 2013, respectively.

Suppliers	Three-month period ended March 31, 2014	Three-month period ended March 31,2013
A	33%	18%
B	-	8%

For the three-month period ended March 31, 2014, the Company had one supplier who accounted for approximately $135,000 of their purchases used for production or approximately 33% of total purchases for the period then ended.

For the three-month period ended March 31, 2013, the Company had two suppliers who accounted for approximately $98,000 of their purchases used for production or approximately 26% of total purchases for the period then ended. The amount payable to supplier A at March 31, 2014 amounted to $62,688.

15.	Concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Company's cost of goods sold for the year ended December 31, 2013 and 2012.

Suppliers	Year Ended December 31, 2013	Year Ended December 31, 2012
A	19%	23%
B	-	12%

For the year ended December 31, 2013 the Company had one supplier who accounted for approximately $244,000 of their purchases used for production or approximately 19% of cost of sales for the year then ended. The amount payable to supplier A at December 31, 2013 was $32,532 . For the year ended December 31, 2012 the Company had two suppliers who accounted for approximately $353,000 of their purchases used for production or approximately 35% of total purchases for the year then ended. The amounts payable to suppliers A and B at December 31, 2012 were $9,074 and $8,363, respectively.